j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.17

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	305079440	Original Note Balance	(redacted)	(redacted)	Source of data tape is unknown. Review Value captured from the Note.
(redacted)	305079440	Original Loan to Value	(redacted)	(redacted)	Tape source unknown. Review Value matches to the approved value.
(redacted)	305079440	Original Combined Loan to Value	(redacted)	(redacted)	Tape source unknown. Review Value matches to the approved value.
(redacted)	305079440	Total Debt to Income Ratio	(redacted)	(redacted)	Tape source unknown. Review Value matches to the approved value.
(redacted)	305079440	Original P&I Payment	(redacted)	(redacted)	Tape source unknown. Review Value captured from the Note.